Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Operating Segments [Abstract]
Operating Segments

Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended June 30,
	2014	2013
Contract/Grant Revenue
Vaccines/BioDefense	$1,321,385	$588,496
BioTherapeutics	96,863	43,782
Total	$1,418,248	$632,278

Income (Loss) from Operations
Vaccines/BioDefense	$264,810	$(1,532,472)
BioTherapeutics	(650,477)	(530,640)
Corporate	(1,310,164)	(692,772)
Total	$(1,695,831)	$(2,755,884)

Amortization and Depreciation Expense
Vaccines/BioDefense	$9,809	$27,968
BioTherapeutics	49,072	28,675
Corporate	1,526	424
Total	$60,407	$57,067

Other Income /(Expense), Net
Corporate	$747,314	$(649,273)

Stock-Based Compensation
Vaccines/BioDefense	$10,450	$11,128
BioTherapeutics	33,135	25,905
Corporate	77,672	47,755
Total	$121,257	$84,788

	Six Months Ended June 30,
	2014	2013
Revenues, Principally from Grants
Vaccines/BioDefense	$2,198,430	$1,418,345
BioTherapeutics	130,415	114,287
Total	$2,328,845	$1,532,632

Income (Loss) from Operations
Vaccines/BioDefense	$404,214	$(1,563,467)
BioTherapeutics	(1,686,068)	(988,266)
Corporate	(2,003,886)	(1,292,048)
Total	$(3,285,740)	$(3,843,781)

Amortization and Depreciation Expense
Vaccines/BioDefense	$19,744	$55,635
BioTherapeutics	99,011	57,070
Corporate	3,739	861
Total	$122,494	$113,566

Other Income /(Expense), Net
Corporate	$(994,485)	$(648,790)

Stock-Based Compensation
Vaccines/BioDefense	$20,900	$22,249
BioTherapeutics	109,256	46,941
Corporate	167,763	95,090
Total	$297,919	$164,280

	As of June 30, 2014	As of December 31, 2013

Identifiable Assets
Vaccines/BioDefense	$702,507	$1,870,414
BioTherapeutics	313,022	386,721
Corporate	5,130,406	6,008,320
Total	$6,145,935	$8,265,455

Note 10. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Year Ended December 31,
	2013	2012
Revenues
Vaccines/BioDefense	$3,003,822	$2,919,677
BioTherapeutics	220,330	224,943
Total	$3,224,152	$3,144,620

Loss from Operations
Vaccines/BioDefense	$(1,666,130)	$(33,636)
BioTherapeutics	(3,069,998)	(2,203,721)
Corporate	(2,420,414)	(2,453,311)
Total	$(7,156,542)	$(4,690,668)

Amortization and Depreciation Expense
Vaccines/BioDefense	$37,981	$38,589
BioTherapeutics	190,033	190,003
Corporate	2,057	2,038
Total	$230,071	$230,630

Interest Income
Corporate	$1,960	$6,202

Stock-Based Compensation
Vaccines/BioDefense	$80,432	$44,484
BioTherapeutics	250,431	84,020
Corporate	472,197	333,666
Total	$803,060	$462,170

	As of December 31,
	2013	2012

Identifiable Assets
Vaccines/BioDefense	$1,870,414	$628,494
BioTherapeutics	386,721	566,111
Corporate	6,008,320	3,510,499
Total	$8,265,455	$4,705,104